Investment to Subsidiaries - Summary of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2018
Concorde Motors (India) Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Concorde Motors (India) Limited
Country of incorporation	India
% of Equity Shareholding	100.00%
TAL Manufacturing Solutions Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	TAL Manufacturing Solutions Limited
Country of incorporation	India
% of Equity Shareholding	100.00%
Tata Motors European Technical Centre PLC [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Motors European Technical Centre PLC
Country of incorporation	UK
% of Equity Shareholding	100.00%
Tata Motors Insurance Broking and Advisory Services Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Motors Insurance Broking and Advisory Services Limited
Country of incorporation	India
% of Equity Shareholding	100.00%
TMF Holdings Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	TMF Holdings Limited (formerly known as Tata Motors Finance Limited)
Country of incorporation	India
% of Equity Shareholding	100.00%
Subsidiaries of TML Holdings Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	TML Holdings Pte. Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
TML Distribution Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	TML Distribution Company Limited
Country of incorporation	India
% of Equity Shareholding	100.00%
Tata Hispano Motors Carrocera S.A. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Hispano Motors Carrocera S.A.
Country of incorporation	Spain
% of Equity Shareholding	100.00%
Tata Hispano Motors Carrocerries Maghreb SA [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Hispano Motors Carrocerries Maghreb SA
Country of incorporation	Morocco
% of Equity Shareholding	100.00%
TML Drivelines Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	TML Drivelines Limited
Country of incorporation	India
% of Equity Shareholding	100.00%
Trilix S.r.l. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Trilix S.r.l.
Country of incorporation	Italy
% of Equity Shareholding	80.00%
Tata Precision Industries Pte. Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Precision Industries Pte. Limited
Country of incorporation	Singapore
% of Equity Shareholding	78.39%
Tata Technologies Limited [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Technologies Limited
Country of incorporation	India
% of Equity Shareholding	72.39%
Tata Marcopolo Motors Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Marcopolo Motors Limited
Country of incorporation	India
% of Equity Shareholding	51.00%
Subsidiaries of TML Holdings Pte. Ltd. [member] | Tata Daewoo Commercial Vehicle Company Limited [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Daewoo Commercial Vehicle Company Limited
Country of incorporation	South Korea
% of Equity Shareholding	100.00%
Subsidiaries of TML Holdings Pte. Ltd. [member] | Tata Daewoo Commercial Vehicle Sales and Distribution Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Daewoo Commercial Vehicle Sales and Distribution Company Limited
Country of incorporation	South Korea
% of Equity Shareholding	100.00%
Subsidiaries of TML Holdings Pte. Ltd. [member] | Tata Motors (Thailand) Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Motors (Thailand) Limited
Country of incorporation	Thailand
% of Equity Shareholding	95.49%
Subsidiaries of TML Holdings Pte. Ltd. [member] | Tata Motors (SA) (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Motors (SA) (Proprietary) Limited
Country of incorporation	South Africa
% of Equity Shareholding	60.00%
Subsidiaries of TML Holdings Pte. Ltd. [member] | PT Tata Motors Indonesia [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	PT Tata Motors Indonesia
Country of incorporation	Indonesia
% of Equity Shareholding	100.00%
Subsidiaries of TML Holdings Pte. Ltd. [member] | PT Tata Motors Distribusi Indonesia [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	PT Tata Motors Distribusi Indonesia
Country of incorporation	Indonesia
% of Equity Shareholding	100.00%
Subsidiaries of TML Holdings Pte. Ltd. [member] | TMNL Motor Services Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	TMNL Motor Services Nigeria Limited
Country of incorporation	Nigeria
% of Equity Shareholding	100.00%
Subsidiaries of TML Holdings Pte. Ltd. [member] | Jaguar Land Rover Automotive Plc [Member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Automotive Plc
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Automotive Plc [member] | Jaguar Land Rover Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Holdings Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Austria GmbH [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Austria GmbH
Country of incorporation	Austria
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Japan Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Japan Limited
Country of incorporation	Japan
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | JLR Nominee Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	JLR Nominee Company Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Deutschland GmbH [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Deutschland GmbH
Country of incorporation	Germany
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover North America LLC [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover North America LLC
Country of incorporation	USA
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Nederland BV [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Nederland BV
Country of incorporation	Netherlands
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Portugal - Veculos e Pecas Lda. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Portugal - Veículos e Peças, Lda.
Country of incorporation	Portugal
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Australia Pty Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Australia Pty Limited
Country of incorporation	Australia
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Italia Spa [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Italia Spa
Country of incorporation	Italy
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Korea Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Korea Company Limited
Country of incorporation	South Korea
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover (China) Investment Co. Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover (China) Investment Co. Limited
Country of incorporation	China
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Canada ULC [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Canada ULC
Country of incorporation	Canada
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover France, SAS [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover France, SAS
Country of incorporation	France
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover (South Africa) (Pty) Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover (South Africa) (Pty) Limited
Country of incorporation	South Africa
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar e Land Rover Brasil Indstria e Comrcio de Veculos LTDA [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar e Land Rover Brasil Indústria e Comércio de Veículos LTDA
Country of incorporation	Brazil
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Limited Liability Company "Jaguar Land Rover" (Russia) [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Limited Liability Company "Jaguar Land Rover" (Russia)
Country of incorporation	Russia
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover (South Africa) Holdings Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover (South Africa) Holdings Limited
Country of incorporation	South Africa
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover India Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover India Limited
Country of incorporation	India
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Espana SL [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Espana SL
Country of incorporation	Spain
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Belux NV [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Belux NV
Country of incorporation	Belgium
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Cars South Africa (Pty) Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Cars South Africa (Pty) Limited
Country of incorporation	South Africa
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | The Jaguar Collection Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	The Jaguar Collection Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Cars Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Cars Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Land Rover Exports Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Land Rover Exports Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Land Rover Ireland Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Land Rover Ireland Limited
Country of incorporation	Ireland
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | The Daimler Motor Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	The Daimler Motor Company Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Daimler Transport Vehicles Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Daimler Transport Vehicles Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | S.S. Cars Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	S.S. Cars Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | The Lanchester Motor Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	The Lanchester Motor Company Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Shanghai Jaguar Land Rover Automotive Services Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Shanghai Jaguar Land Rover Automotive Services Company Limited
Country of incorporation	China
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Pension Trustees Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Pension Trustees Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Slovakia s.r.o [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Slovakia s.r.o
Country of incorporation	Slovakia
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Singapore Pte. Ltd.
Country of incorporation	Singapore
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Racing Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Racing Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | InMotion Ventures Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	InMotion Ventures Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | InMotion Ventures 1 Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	InMotion Ventures 1 Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | InMotion Ventures 2 Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	InMotion Ventures 2 Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | InMotion Ventures 3 Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	InMotion Ventures 3 Limited
Country of incorporation	UK
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Colombia S.A.S [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Colombia S.A.S
Country of incorporation	Columbia
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Ireland (Services) Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Ireland (Services) Limited
Country of incorporation	Ireland
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Taiwan Company Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Taiwan Company Limited
Country of incorporation	Taiwan
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Servicios Mxico, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover Servicios México, S.A. de C.V.
Country of incorporation	Mexico
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Jaguar Land Rover Mxico, S.A.P.I. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Jaguar Land Rover México, S.A.P.I. de C.V.
Country of incorporation	Mexico
% of Equity Shareholding	100.00%
Subsidiaries of Jaguar Land Rover Holdings Limited [member] | Spark44 (JV) Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 (JV) Limited
Country of incorporation	UK
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Pty. Ltd. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Pty. Ltd.
Country of incorporation	Australia
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 GmbH [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 GmbH
Country of incorporation	Germany
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 LLC [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 LLC
Country of incorporation	USA
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Shanghai Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Shanghai Limited
Country of incorporation	China
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 DMCC [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 DMCC
Country of incorporation	UAE
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Demand Creation Partners Pvt. Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Demand Creation Partners Pvt. Limited
Country of incorporation	India
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Limited
Country of incorporation	UK
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Singapore Pte. Ltd.
Country of incorporation	Singapore
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Communications SL [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Communications SL
Country of incorporation	Spain
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 S.r.l. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 S.r.l.
Country of incorporation	Italy
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Seoul Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Seoul Limited
Country of incorporation	Korea
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Japan K.K. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Japan K.K.
Country of incorporation	Japan
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Canada Inc [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Canada Inc
Country of incorporation	Canada
% of Equity Shareholding	50.50%
Subsidiaries of Spark44 (JV) Limited [member] | Spark44 Pty. Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Spark44 Pty. Limited
Country of incorporation	South Africa
% of Equity Shareholding	50.50%
Subsidiaries of Tata Technologies Limited [member] | Tata Technologies Pte Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Technologies Pte Limited
Country of incorporation	Singapore
% of Equity Shareholding	72.29%
Subsidiaries of Tata Technologies Limited [member] | Tata Technologies (Thailand) Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Technologies (Thailand) Limited
Country of incorporation	Thailand
% of Equity Shareholding	72.29%
Subsidiaries of Tata Technologies Limited [member] | Tata Manufacturing Technologies (Shanghai) Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Manufacturing Technologies (Shanghai) Limited
Country of incorporation	China
% of Equity Shareholding	72.29%
Subsidiaries of Tata Technologies Limited [member] | INCAT International Plc. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	INCAT International Plc.
Country of incorporation	UK
% of Equity Shareholding	72.29%
Subsidiaries of Tata Technologies Limited [member] | INCAT GmbH [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	INCAT GmbH
Country of incorporation	Germany
% of Equity Shareholding	72.29%
Subsidiaries of Tata Technologies Limited [member] | Tata Technologies Europe Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Technologies Europe Limited
Country of incorporation	UK
% of Equity Shareholding	72.29%
Subsidiaries of Tata Technologies Limited [member] | Escenda Engineering AB [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Escenda Engineering AB
Country of incorporation	Sweden
% of Equity Shareholding	72.29%
Subsidiaries of Tata Technologies Limited [member] | Tata Technologies Inc. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Technologies Inc.
Country of incorporation	USA
% of Equity Shareholding	72.35%
Subsidiaries of Tata Technologies Limited [member] | Tata Technologies de Mexico, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Technologies de Mexico, S.A. de C.V.
Country of incorporation	Mexico
% of Equity Shareholding	72.35%
Subsidiaries of Tata Technologies Limited [member] | Cambric GmbH [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Cambric GmbH
Country of incorporation	Germany
% of Equity Shareholding	72.35%
Subsidiaries of Tata Technologies Limited [member] | Cambric Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Cambric Limited
Country of incorporation	USA
% of Equity Shareholding	72.32%
Subsidiaries of Tata Technologies Limited [member] | Tata Technologies SRL Romania [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Technologies SRL Romania
Country of incorporation	Romania
% of Equity Shareholding	72.32%
Subsidiaries of TMF Holdings Ltd. [member] | Tata Motors Finance Solutions Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Motors Finance Solutions Limited
Country of incorporation	India
% of Equity Shareholding	100.00%
Subsidiaries of TMF Holdings Ltd. [member] | Tata Motors Finance Limited [member]
Disclosure of subsidiaries [line items]
Name of the Subsidiary Company	Tata Motors Finance Limited (formerly known as Sheba Properties Limited)
Country of incorporation	India
% of Equity Shareholding	100.00%